Insurance Contract Liabilities and Investment Contract Liabilities - Changes in Insurance Contract Liabilities and Reinsurance Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Insurance contract liabilities
Insurance contract liabilities, beginning balance	$ 145,773
Insurance contract liabilities, change in balances on in-force policies	(1,642)	$ 9,919
Insurance contract liabilities, balances arising from new policies	3,948	5,004
Insurance contract liabilities, method and assumption changes	131	(63)
Investment contract liabilities, increase (decrease) in Insurance contract liabilities and Reinsurance assets	2,437	14,860
Insurance contract liabilities, other changes	0	0
Insurance contract liabilities, foreign exchange rate movements	(499)	(1,021)
Insurance contract liabilities, ending balance	147,811	145,773
Reinsurance assets
Reinsurance assets, beginning balance	3,843
Reinsurance assets, change in balances on in-force policies	(18)	(107)
Reinsurance assets, change in balances arising from new policies	74	82
Reinsurance assets, method and assumption changes	(142)	(179)
Reinsurance assets, increase (decrease) in Insurance contract liabilities and Reinsurance assets	(86)	(204)
Reinsurance assets, other changes	(109)	0
Reinsurance assets, foreign exchange rate movements	(26)	(65)
Reinsurance assets, ending balance	3,683	3,843
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	141,930
Net change in balances on in-force policies	(1,624)	10,026
Net balance arising from new policies	3,874	4,922
Net method and assumption change	273	116
Net increase (decrease) in Insurance contract liabilities and Reinsurance assets	2,523	15,064
Net foreign exchange rate movement	(473)	(956)
Net Other	109	0
Net insurance contract liabilities and reinsurance assets, ending balance	144,128	141,930
Balances before Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	137,733	123,894
Insurance contract liabilities, ending balance	139,671	137,733
Reinsurance assets
Reinsurance assets, beginning balance	3,126	3,395
Reinsurance assets, ending balance	2,905	3,126
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	134,607	120,499
Net insurance contract liabilities and reinsurance assets, ending balance	136,766	134,607
Other policy liabilities and assets
Insurance contract liabilities
Insurance contract liabilities, beginning balance	8,040
Insurance contract liabilities, ending balance	8,140	8,040
Reinsurance assets
Reinsurance assets, beginning balance	717
Reinsurance assets, ending balance	778	717
Net Changes In Insurance Contract Liabilities And Reinsurance Assets [Abstract]
Net insurance contract liabilities and reinsurance assets, beginning balance	7,323
Net insurance contract liabilities and reinsurance assets, ending balance	$ 7,362	$ 7,323